Condensed Consolidated Statement of Equity - USD ($) $ in Thousands		Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Members' Equity
Beginning balance at Dec. 31, 2014		$ 15,126
Contributions from Citizen Members		82,775
Net income		391
Ending balance at Dec. 31, 2015		98,292
Contributions from Citizen Members		169,008
Net income		6,947
Ending balance at Dec. 31, 2016		274,247
Contributions from Citizen Members		95,557
Distributions to Citizen Members		(85,614)
Acquisition of oil and natural gas properties in exchange for equity units		1,281,743
Equity-based compensation		379
Net income		18,457
Ending balance at Dec. 31, 2017		1,584,769
Ending balance at Dec. 31, 2017		1,584,769	$ 0	$ 0	$ 0	$ 1,584,769
Ending balance, Shares at Dec. 31, 2017			0
Acquisition of oil and natural gas properties in exchange for equity units		39,906				39,906
Equity-based compensation	[1]	8,060		192		7,868
Net income	[1]	(288,916)			(299,765)	10,849
Issuance of common stock upon Reorganization			$ 153	1,643,239		(1,643,392)
Issuance of common stock upon Reorganization (shares)			152,540,000
Ending balance at Sep. 30, 2018		$ 1,343,819	$ 153	$ 1,643,431	$ (299,765)	$ 0
Ending balance, Shares at Sep. 30, 2018			152,540,000

[1]	Amounts are allocated to stockholders' equity and members' equity to reflect the Reorganization. See Note 10 - Equity for discussion of the Reorganization.